CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 31,665	$ 17,519
Short-term bank deposits	12,375	42,442
Accounts receivable (net of allowance of $1,063 and $493 at December 31, 2015 and June 30, 2016)	54,868	66,662
Prepaid expenses and other current assets	28,556	17,396
Total Current Assets	127,464	144,019
Property and equipment, net	13,659	12,714
Intangible assets, net	54,521	66,072
Goodwill	202,027	203,693
Deferred taxes	4,425	12,344
Other assets	2,041	3,456
Total Assets	404,137	442,298
Current Liabilities:
Accounts payable	39,492	40,388
Accrued expenses and other liabilities	18,462	22,857
Short-term loans and current maturities of long-term loans and convertible debt	20,740	23,756
Deferred revenues	6,146	7,731
Payment obligation related to acquisitions	20,170	11,893
Total Current Liabilities	105,010	106,625
Long-Term Liabilities:
Long-term debt, net of current maturities	43,724	46,920
Convertible debt, net of current maturities	21,703	28,371
Payment obligation related to acquisitions	22,365	37,231
Deferred taxes	6,591	19,456
Other long-term liabilities	4,652	3,858
Total Liabilities	204,045	242,461
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 76,157,506 and 76,672,607 shares at December 31, 2015 and June 30, 2016, respectively; Outstanding: 75,811,487 and 76,326,588 shares at December 31, 2015 and June 30, 2016, respectively	207	206
Additional paid-in capital	231,654	227,258
Treasury shares at cost (346,019 shares at December 31, 2015 and June 30, 2016)	(1,002)	(1,002)
Accumulated other comprehensive income (loss)	87	(794)
Accumulated deficit	(30,854)	(25,831)
Total Shareholders' Equity	200,092	199,837
Total Liabilities and Shareholders' Equity	$ 404,137	$ 442,298